Financial risk management - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 USD ($)	Aug. 28, 2020 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for managing liquidity risk	€ 240,500	€ 51,100
Equity	6,343	(185,793)	€ (100,590)			€ 71,497
Borrowings	€ 788,836	€ 723,230
Equity to capital ratio	0.008	(0.257)		0.008
Bank overdraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 11,600	€ 8,400
Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	900	900
Borrowings	99,100	99,100			€ 99,000
Supplemental Liquidity Facility (SLF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	9,400			$ 10.0
Senior debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 788,800	722,600
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	2.00%
Impact of two percent weakening (strengthening) of major foreign currencies against the euro on pre-tax profit	€ 600	700	100
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Impact of lower (higher) one percent interest rate on pre-tax profit	€ 7,300	€ 3,100	€ 2,800
Credit risk | Trade receivables not yet due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables not yet due, percent	81.10%	88.00%		81.10%